Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified		Total		Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests [Member]		Smurfit Stone [Member]
Balance at beginning of year at Sep. 30, 2010						$ 812.6
Balance at beginning of year at Sep. 30, 2010							(92.2)
Balance at beginning year at Sep. 30, 2010	[1]							6.1
Balance at beginning of year at Sep. 30, 2010					290.5
Balance at beginning of year at Sep. 30, 2010				0.4
Balance at beginning of year at Sep. 30, 2010				38,903,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under restricted stock plan				537,078
Restricted stock grants forfeited				(7,675)
Issuance of Class A common stock, net of stock received for minimum tax withholdings	[2]			31,035,465
Income tax benefit from share-based plans					0
Compensation expense under share-based plans					21.4
Issuance of Class A common stock, net of stock received for minimum tax withholdings	[2]			0.3	2,412.4	(8.7)
Fair value of share-based awards issued in the Smurfit-Stone Acquisition					56.4
Purchase of subsidiary shares from noncontrolling interest					(18.0)			(5.3)	[1]
Net income attributable to Rock-Tenn Company shareholders		141.1				141.1
Cash dividends (per share - $1.05, $0.80 and $0.80)						(37.6)
Other comprehensive income (loss), net of tax		(207.5)					(207.0)	0.4	[1]
Total Rock-Tenn Company Shareholders’ equity		3,371.6
Net income (loss)		(4.9)						2.0	[1]
Distributions	[1]							(2.5)
Total equity		3,372.3
Stock issued in acquisition										2,378.8
Balance at end of year at Sep. 30, 2011						907.4
Balance at end of year at Sep. 30, 2011							(299.2)
Balance at end of year at Sep. 30, 2011	[1]							0.7
Balance at end of year at Sep. 30, 2011					2,762.7
Balance at end of year at Sep. 30, 2011				0.7
Balance at end of year at Sep. 30, 2011				70,467,904
Class A Common Stock, par value		$ 0.01
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under restricted stock plan				87,930
Restricted stock grants forfeited				(1,875)
Issuance of Class A common stock, net of stock received for minimum tax withholdings				330,043
Income tax benefit from share-based plans					8.4
Compensation expense under share-based plans					29.2
Issuance of Class A common stock, net of stock received for minimum tax withholdings				0	10.5	(5.3)
Fair value of share-based awards issued in the Smurfit-Stone Acquisition					0
Purchase of subsidiary shares from noncontrolling interest					0			0	[1]
Net income attributable to Rock-Tenn Company shareholders		249.1				249.1
Cash dividends (per share - $1.05, $0.80 and $0.80)						(56.5)
Other comprehensive income (loss), net of tax		(202.2)					(201.3)	0	[1]
Total Rock-Tenn Company Shareholders’ equity		3,405.7
Net income (loss)		(3.1)						(0.1)	[1]
Distributions	[1]							(0.1)
Total equity		3,406.2
Shares reserved for future issuance										700,000
Balance at end of year at Sep. 30, 2012		1,094.7				1,094.7
Balance at end of year at Sep. 30, 2012		(500.5)	[3]				(500.5)
Balance at end of year at Sep. 30, 2012		0.5						0.5	[1]
Balance at end of year at Sep. 30, 2012					2,810.8
Balance at end of year at Sep. 30, 2012		0.7		0.7
Balance at end of year at Sep. 30, 2012		70,884,002		70,884,002
Class A Common Stock, par value		$ 0.01
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under restricted stock plan				372,793
Restricted stock grants forfeited				0
Issuance of Class A common stock, net of stock received for minimum tax withholdings				767,025
Income tax benefit from share-based plans					5.7
Compensation expense under share-based plans					46.5
Issuance of Class A common stock, net of stock received for minimum tax withholdings				0	8.4	(4.9)
Fair value of share-based awards issued in the Smurfit-Stone Acquisition					0
Purchase of subsidiary shares from noncontrolling interest					0			0	[1]
Net income attributable to Rock-Tenn Company shareholders		727.3				727.3
Cash dividends (per share - $1.05, $0.80 and $0.80)	[4]					(76.3)
Other comprehensive income (loss), net of tax		201.5					199.9	0	[1]
Total Rock-Tenn Company Shareholders’ equity		4,312.3
Net income (loss)		(5.2)						0.4	[1]
Distributions	[1]							(0.4)
Total equity		4,312.8
Shares reserved for future issuance										200,000
Stock Issued During Period, Shares, Resolution of Bankruptcy Claims										500,000
Balance at end of year at Sep. 30, 2013		1,740.8				1,740.8
Balance at end of year at Sep. 30, 2013		(300.6)	[3]				(300.6)
Balance at end of year at Sep. 30, 2013		0.5						0.5	[1]
Balance at end of year at Sep. 30, 2013					2,871.4
Balance at end of year at Sep. 30, 2013		$ 0.7		$ 0.7
Balance at end of year at Sep. 30, 2013		72,023,820		72,023,820

[1]	Excludes amounts related to contingently redeemable noncontrolling interests which are separately classified outside of permanent equity in the Consolidated Balance Sheets.
[2]	Included in the fiscal 2011 Issuance of Class A common stock is the issuance of approximately 31.0 million shares of Common Stock valued at $2,378.8 million in connection with the Smurfit-Stone Acquisition, including approximately 0.7 million shares reserved but unissued at the time of the acquisition for the resolution of Smurfit-Stone bankruptcy claims. In fiscal 2013, 0.5 million shares previously reserved but unissued were issued related to the Smurfit-Stone bankruptcy claims.
[3]	All amounts are net of tax and noncontrolling interest.
[4]	Includes cash dividends paid and dividends declared but unpaid related to the shares reserved but unissued at the time of the acquisition for the resolution of Smurfit-Stone bankruptcy claims.